Retirement Plans and Postretirement Costs (Details 8) $ in Thousands	Jul. 01, 2018 USD ($)
Pension and SERP Benefits
Expected future benefit payments
2019	$ 5,719
2020	5,760
2021	6,360
2022	6,411
2023	6,136
2024-2028	31,401
Postretirement Benefits
Expected future benefit payments
2019	215
2020	163
2021	146
2022	135
2023	108
2024-2028	$ 254